Financial instruments - Additional Information (Detail)			12 Months Ended
	Aug. 01, 2022 USD ($)	Apr. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) MWh derivative_contract $ / shares $ / MWh	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 CAD ($) MWh derivative_contract $ / MWh	Dec. 17, 2022 USD ($) MWh $ / MWh	Feb. 15, 2022 CAD ($)	Jan. 31, 2022 CAD ($)	Apr. 09, 2021 CAD ($)	Feb. 15, 2021 CAD ($)	May 23, 2019 USD ($)
Derivative [Line Items]
Number of interest rate swap contracts | derivative_contract			2				2
Foreign currency gain (loss)			$ (23,502,000)		$ (30,270,000)
Revenue collection period			45 days	45 days
Accounts receivable			$ 552,914,000
Cash on hand			57,623,000
Liquidity available under the facilities			2,515,600,000		2,050,200,000
Regulated Services Group
Derivative [Line Items]
Accounts receivable			404,258,000
Unsecured Debt
Derivative [Line Items]
Debt repaid upon maturity	$ 115,000	$ 80,000,000
Non-regulated Energy Sales
Derivative [Line Items]
Unrealized gains (loss) in AOCI to be reclassified			(32,467,000)
Revolving and Term Credit Facilities
Derivative [Line Items]
Liquidity available under the facilities			2,288,765,000
U.S. dollar Subordinated unsecured notes | Unsecured Debt
Derivative [Line Items]
Par value					500,000,000		$ 300,000,000						$ 350,000,000
Canadian dollar Senior unsecured notes | Unsecured Debt
Derivative [Line Items]
Par value							$ 1,200,000,000		$ 200,000			$ 150,000
Canadian Investments and Subsidiaries
Derivative [Line Items]
Foreign currency gain (loss)			2,262,000		168,000
Interest rate swaps designated as a hedge | U.S. dollar Subordinated unsecured notes
Derivative [Line Items]
Derivative notional amount			350,000,000
Currency Swap
Derivative [Line Items]
Cross-currency interest rate swap										$ 400,000,000
Foreign currency gain (loss)			(11,082,000)		7,824,000
Currency Swap | Canadian dollar Senior unsecured notes | Unsecured Debt
Derivative [Line Items]
Foreign currency gain (loss)			(13,374,000)		(1,925,000)
Par value											$ 400,000,000
Foreign exchange contract
Derivative [Line Items]
Foreign currency gain (loss)			$ 22,091,000		4,232,000
Currency forward contract
Derivative [Line Items]
Foreign currency gain on settlement of derivative					$ 2,329,000
Interest Rate Cap
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh								516,202
Receive average prices (per MW-hr) | $ / MWh								25.15
Derivative notional amount								$ 390,000,000
Transmission congestion rights
Derivative [Line Items]
Notional quantity (MW-hrs) | MWh			1,328,510				1,328,510
Cross currency interest rate contract
Derivative [Line Items]
Debt repaid upon maturity				$ 200,000,000		$ 150,000,000
Minimum | Atlantica Yield Energy Solutions Canada Inc. | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)			0.0800				0.0800
Minimum | Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility
Derivative [Line Items]
Alternative investment, measurement input (percent)			0.2699				0.2699
Minimum | Energy contracts
Derivative [Line Items]
Forward price | $ / MWh			23.32				23.32
Minimum | Transmission congestion rights
Derivative [Line Items]
Receive average prices (per MW-hr) | $ / MWh			1.58				1.58
Maximum | Atlantica Yield Energy Solutions Canada Inc. | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)			0.0850				0.0850
Maximum | Atlantica Yield Energy Solutions Canada, Inc | Measurement Input, Price Volatility
Derivative [Line Items]
Alternative investment, measurement input (percent)			0.3489				0.3489
Maximum | Energy contracts
Derivative [Line Items]
Forward price | $ / MWh			109.91				109.91
Derivative auction price | $ / shares			$ 23.20
Maximum | Transmission congestion rights
Derivative [Line Items]
Receive average prices (per MW-hr) | $ / MWh			19.06				19.06
Weighted Average | Atlantica Yield Energy Solutions Canada Inc. | Measurement Input, Discount Rate
Derivative [Line Items]
Alternative investment, measurement input (percent)			0.0834				0.0834
Weighted Average | Energy contracts
Derivative [Line Items]
Forward price | $ / MWh			44.76				44.76
Derivative auction price | $ / shares			$ 7.83
Weighted Average | Transmission congestion rights
Derivative [Line Items]
Receive average prices (per MW-hr) | $ / MWh			7.80				7.80